OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

5. OTHER CURRENT ASSETS

Other current assets consist of the following at June 30, 2022 and December 31, 2021:

	2022	2021

Vendor deposits	$4,937,655	$6,999,955
Prepaid software deposit	242,200	-
Other	42,399	81,738
Total other current assets	$5,222,254	$7,081,693

As of June 30, 2022 and December 31, 2021, the Company had deposits with a vendor, Wattum Management, Inc., of $3,012,655 and $6,999,955, respectively, related to a contract for the delivery of mining equipment. Wattum Management, Inc. is a partner in CW Machines, LLC.

As of June 30, 2022 and December 31, 2021, the Company had deposits with a vendor, Forever 8 Fund, LLC, of $1,925,000 and $0, respectively. Forever 8 Fund, LLC was acquired by Cryptyde, Inc. on October 1, 2022.

3. OTHER CURRENT ASSETS

Other current assets consist of the following at December 31, 2021:

Vendor deposits, related party	$6,999,955
Interest receivable, related party	33,395
Total other assets	$7,033,350

As of December 31, 2021, the Company had deposits with a vendor, Wattum Management, Inc., of $6,999,955 related to a contract for the delivery of mining equipment. Wattum Management, Inc. is a partner in CW Machines, LLC.